Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,707,019
Impairment reversal	0	$ 8,611
Ending balance	6,122,441	5,707,019
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,628,121
Ending balance	3,984,049	3,628,121
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	283,416
Ending balance	262,485	283,416
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,383,262
Ending balance	2,681,419	2,383,262
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	95,583
Ending balance	80,265	95,583
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	155,865
Ending balance	144,722	155,865
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	215,852
Ending balance	211,469	215,852
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	494,143
Ending balance	603,689	494,143
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,828,970	5,044,913
Additions (Reductions)	522,204	138,515
Disposal	(41,373)	(354,458)
Ending balance	5,309,801	4,828,970
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Additions (Reductions)	370,035	0
Disposal	0	0
Ending balance	3,429,911	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	545,391	761,334
Additions (Reductions)	152,169	138,515
Disposal	(41,373)	(354,458)
Ending balance	656,187	545,391
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,200,849)	(1,444,716)
Disposal		348,265
Depletion	(124,903)	(102,679)
Impairment reversal		(1,719)
Ending balance	(1,325,752)	(1,200,849)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(340,448)	(316,695)
Disposal		0
Depletion	(20,931)	(23,753)
Impairment reversal		0
Ending balance	(361,379)	(340,448)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(676,614)	(621,937)
Disposal		0
Depletion	(71,878)	(54,677)
Impairment reversal		0
Ending balance	(748,492)	(676,614)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(44,475)	(36,269)
Disposal		0
Depletion	(15,318)	(8,206)
Impairment reversal		0
Ending balance	(59,793)	(44,475)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(64,564)	(53,706)
Disposal		0
Depletion	(11,143)	(10,858)
Impairment reversal		0
Ending balance	(75,707)	(64,564)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(23,500)	(19,567)
Disposal		0
Depletion	(4,383)	(3,933)
Impairment reversal		0
Ending balance	(27,883)	(23,500)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(51,248)	(396,542)
Disposal		348,265
Depletion	(1,250)	(1,252)
Impairment reversal		(1,719)
Ending balance	(52,498)	(51,248)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,485,085
Ending balance	1,557,458	1,485,085
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	293,674
Ending balance	276,232	293,674
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	545,368
Ending balance	519,530	545,368
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	192,947
Ending balance	179,583	192,947
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	453,096
Ending balance	582,113	453,096
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,746,116	3,166,891
Additions (Reductions)	141,364	4,519
Disposal	0	(425,294)
Ending balance	2,887,480	2,746,116
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,018,199	1,438,974
Additions (Reductions)	141,364	4,519
Disposal	0	(425,294)
Ending balance	1,159,563	1,018,199
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,261,031)	(1,465,742)
Disposal		306,986
Depletion	(68,991)	(112,605)
Impairment reversal		10,330
Ending balance	(1,330,022)	(1,261,031)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(230,952)	(202,608)
Disposal		0
Depletion	(17,442)	(28,344)
Impairment reversal		0
Ending balance	(248,394)	(230,952)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(354,975)	(320,291)
Disposal		0
Depletion	(25,838)	(34,684)
Impairment reversal		0
Ending balance	(380,813)	(354,975)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(110,001)	(97,064)
Disposal		0
Depletion	(13,364)	(12,937)
Impairment reversal		0
Ending balance	(123,365)	(110,001)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(565,103)	(845,779)
Disposal		306,986
Depletion	(12,347)	(36,640)
Impairment reversal		10,330
Ending balance	(577,450)	(565,103)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	226,812
Ending balance	220,667	226,812
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	226,812
Ending balance	220,667	226,812
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(36,909)	(30,891)
Disposal		0
Depletion	(6,145)	(6,018)
Impairment reversal		0
Ending balance	(43,054)	(36,909)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	357,573
Ending balance	350,816	357,573
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(35,849)	(21,801)
Disposal		0
Depletion	(6,757)	(14,048)
Impairment reversal		0
Ending balance	(42,606)	(35,849)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,707,019
Ending balance	6,122,441	5,707,019
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,241,657	8,868,947
Additions (Reductions)	663,591	152,462
Disposal	(41,373)	(779,752)
Ending balance	8,863,875	8,241,657
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,534,638)	(2,963,150)
Disposal		655,251
Depletion	(206,796)	(235,350)
Impairment reversal		8,611
Ending balance	(2,741,434)	(2,534,638)
Platinum Interest Marathon [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,428
Ending balance	9,451	9,428
Platinum Interest Marathon [Member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,428	0
Additions (Reductions)	23	9,428
Disposal		0
Ending balance	9,451	9,428
Platinum Interest Marathon [Member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 0	0
Disposal		0
Depletion		0
Impairment reversal		0
Ending balance		$ 0